Equity Method Investments (Details)	Mar. 31, 2025
KC-Glory JV [Member]
Equity Method Investments [Line Items]
Ownership percentage	51.00%
KC-Geotech JV [Member]
Equity Method Investments [Line Items]
Ownership percentage	51.00%
KC-CRFG JV [Member]
Equity Method Investments [Line Items]
Ownership percentage	35.00%